Consolidated Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 724.2	$ 750.5	$ 521.9
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	245.7	211.8	160.2
Amortization	68.8	42.9	46.4
Non-cash stock compensation expense	53.8	44.7	36.7
Deferred income taxes and tax benefit of stock compensation plan transactions	11.3	(85.1)	(22.0)
Changes in assets and liabilities, net of translation, acquisitions and non-cash items:
Receivables	(469.7)	(144.0)	(461.1)
Inventories	(367.6)	(368.9)	(397.1)
Accounts payable and accrued liabilities	556.3	213.0	200.8
Other assets and liabilities, net	15.0	18.0	122.7
Net cash provided by operating activities	837.8	682.9	208.5
Cash flows from investing activities:
Proceeds from sales and maturities of short-term investments	1,558.9	1,031.7	15.2
Purchases of short-term investments	(1,082.3)	(1,125.4)	(438.0)
Capital expenditures	(520.0)	(427.2)	(388.1)
Dispositions (acquisitions), net of cash acquired	(10.7)	(349.3)	(421.3)
Proceeds received and cash acquired from formation of OneSubsea, net of taxes paid of $80.4 million (see Note 2)	522.6	0	0
Proceeds from sales of plant and equipment	13.4	27.6	19.6
Net cash provided by (used for) investing activities	481.9	(842.6)	(1,212.6)
Cash flows from financing activities:
Short-term loan borrowings (repayments), net	46.4	(41.9)	45.7
Issuance of senior debt	746.8	499.3	747.8
Debt issuance costs	(6.1)	(3.4)	(4.7)
Redemption of convertible debentures	0	0	(705.7)
Purchase of equity call options, net	0	0	(12.2)
Purchase of treasury stock	(1,531.6)	(21.3)	(2.4)
Contributions from noncontrolling interest owners	62.2	0	0
Purchases of noncontrolling ownership interests	(7.2)	0	0
Proceeds from stock option exercises, net of tax payments from stock compensation plan transactions	31.3	12.3	21.5
Excess tax benefits from stock compensation plan transactions	9.4	11.1	9.0
Principal payments on capital leases	(18.1)	(11.3)	(8.2)
Net cash provided by (used for) financing activities	(666.9)	444.8	90.8
Effect of translation on cash	(25.7)	1.8	(20.3)
Increase (decrease) in cash and cash equivalents	627.1	286.9	(933.6)
Cash and cash equivalents, beginning of year	1,185.8	898.9	1,832.5
Cash and cash equivalents, end of year	$ 1,812.9	$ 1,185.8	$ 898.9